NONCONTROLLING INTERESTS IN CONSOLIDATED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
Noncontrolling Interest
There are noncontrolling interests in certain of the Company’s consolidated subsidiaries. The noncontrolling interests are summarized as follows:

	As of December 31, 2021	As of December 31, 2020

2degrees	$39,393	$39,903
NuevaTel	(3,630)	39,744
Trilogy International Partners LLC	—	(36,288)
Salamanca Solutions International LLC	(908)	(793)

Noncontrolling interests	$34,855	$42,566